Equity Compensation Plan	6 Months Ended
Jun. 30, 2025
Equity Compensation Plan Arrangement [Abstract]
Equity Compensation Plan
7.	Equity Compensation Plan
Details of the Company’s Equity Compensation Plan (the “Plan”) and 2024 Equity Compensation Plan (the “2024 Equity Plan”) are discussed in Note 10 of the 2024 Consolidated Financial Statements and are supplemented by the below new transactions in the six-month
period ended June 30, 2025.
On January 8, 2025, the Company granted under the 2024 Equity Plan (1) 391,600 of restricted shares of common stock, and (2) options to acquire up to 312,500 of common stock to the Company’s CEO and employees of the Manager. 50% of these restricted shares and options vest on January 8, 2026 and the remaining 50% vest on January 8, 2027. The options expire on January 8, 2035. The fair value of each restricted share granted was $
3.20
 which is equal to the market value of the Company’s common stock on that day. The fair value of each option to acquire a common stock was $
1.95
. The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the options granted: expected volatility of 63.71%; expected term of 5.75 years; risk-free interest rate of
4.41
%. The expected term of the options granted was estimated to be the average of the vesting and the contractual term. The expected volatility was generally based on historical volatility of the stock prices of various tanker shipping companies as calculated using historical data during approximately 7 years prior to the grant date.

The related expense for shares granted for the
six-month
periods ended June 30, 2024 and 2025, amounted to $1,895,372 and $1,560,719, respectively, and is included under general and administration expenses in the unaudited interim condensed consolidated statements of comprehensive income.
The unrecognized cost for the
non-vested
shares granted as of December 31, 2024 and June 30, 2025 amounted to $1,130,992 and $1,208,254, respectively. On June 30, 2025, the weighted-average period over which the total compensation cost related to non-vested
awards not yet recognized is expected to be recognized is 2.0 years.
The unrecognized cost for the
non-vested
options granted as of December 31, 2024 and June 30, 2025 amounted to $286,459 and $511,968, respectively. On June 30, 2025, the weighted-average period over which the total compensation cost related to non-vested
options not yet recognized is expected to be recognized is 2.0 years.